Employee Termination and Restructuring Plans (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Segment
The following table presents a summary of employee termination and restructuring costs by business segment related to the restructuring plans described above, including the cumulative costs incurred through December 31, 2015 since the relevant restructuring activities were initiated and the total expected costs related to the relevant restructuring activities that have been initiated. As additional integration-related activities are initiated, we expect to incur additional costs related to those activities.

Business Segment		Employee Termination Costs	Property Costs	Other	Total
Gaming (1)	2015	$10.3	$—	$0.9	$11.2
	Cumulative	28.6	0.9	3.8	33.3
	Expected Total	28.6	0.9	3.8	33.3

Lottery	2015	0.2	—	—	0.2
	Cumulative	3.3	0.4	—	3.7
	Expected Total	3.3	0.4	—	3.7

Interactive	2015	1.4	—	0.1	1.5
	Cumulative	5.2	0.4	5.0	10.6
	Expected Total	5.2	0.4	5.0	10.6

Unallocated corporate (2)	2015	5.0	2.0	2.0	9.0
	Cumulative	16.3	4.3	2.0	22.6
	Expected Total	16.3	4.3	2.0	22.6

Total	2015	$16.9	$2.0	$3.0	$21.9
	Cumulative	$53.4	$6.0	$10.8	$70.2
	Expected Total	$53.4	$6.0	$10.8	$70.2
(1) Other restructuring costs reflect costs related to the exit of two immaterial business lines.
(2) Unallocated corporate employee termination costs primarily relates to an accrual for cash severance due to our former chief executive officer and special termination benefits for the retirement of our chief financial officer.

Restructuring and Other Costs Recognized
The following table presents a summary of restructuring charges and the changes in the restructuring accrual during 2015:

	Employee Termination Costs	Property Costs	Other	Total
Balance as of December 31, 2014	$17.9	$1.7	$3.0	$22.6
Accrual additions	16.9	2.0	3.0	21.9
Cash payments	(27.5)	(2.9)	(4.6)	(35.0)
Balance as of December 31, 2015	$7.3	$0.8	$1.4	$9.5